Related Party Transactions - Schedule of Balances are Outstanding with Related Parties (Details) - AUD ($)		6 Months Ended	12 Months Ended
		Dec. 31, 2024	Jun. 30, 2024		Jun. 30, 2023
Related Parties [Member]
Related Party Transactions - Schedule of Balances are Outstanding with Related Parties (Details) [Line Items]
Beginning of the period		$ 1,662,411	$ 502,237	[1]	$ 445,015	[1]
Reclassify >5% holder as related party loan(i)			762,340	[2]		[3]
Modification of fair value on extinguishment					(73,007)
Interest accrued prior to modification					64,012
Interest accrued post modification		258,721	397,834		66,217
Amounts received during the period
Closing Balance		1,921,132	1,662,411		502,237	[1]
Loans from associated entities [Member]
Related Party Transactions - Schedule of Balances are Outstanding with Related Parties (Details) [Line Items]
Beginning of the period		156,068	155,304		154,540
Interest charged		366	764		764
Closing Balance		156,434	156,068		155,304
Convertible Notes from Related Parties [Member]
Related Party Transactions - Schedule of Balances are Outstanding with Related Parties (Details) [Line Items]
Beginning of the period	[4]	759,678	76,485
Reclassify >5% holder as related party loan(i)		[5]	328,928	[4],[5]		[4],[6]
Proceeds from convertible note issue		287,886	301,150	[4]	75,030	[4]
Interest accrued prior to modification	[4]		53,115		1,455
Interest accrued post modification		40,644	53,115
Closing Balance		$ 1,088,208	$ 759,678	[4]	$ 76,485	[4]

[1]	The Loans from directors relates to loans provided in the year ended 30 June 2022, by Jeffrey Olyniec, Executive Director and B&M Givoni Ltd. a close family member of Nathan Givoni, Executive director of the Company. These loan agreements are compound financial instruments with both debt and equity components. The loans include an equity component of $124,108 comprising of 21,179 fully paid ordinary shares to be issued to the Lending Shareholders. 21,179 shares were determined based on shares equivalent to $1.00 for every $4.00 of principal loaned to the Company, as agreed in the loan agreements. These have been recognised as equity on inception of the loans. The shares were to be issued within 90 days of the loan being advanced with a deemed issue price of $5.86 per fully paid ordinary share, being the pre-dilution price and were issued on April 28, 2022. The Consolidated Entity has recognised the shareholders loans initially at fair value of $369,337, net of the equity component of $124,108 and subsequently carried at amortised cost using an effective interest method. During the 2023 financial year, the shareholders loans received on 4 February, 2022, had their maturity date extended in January 2023, and approximately $1,938,287 was to be repaid on 15 July, 2024. The resulting gain on the modification of the liability is recognized in the profit and loss statement and there was no repayment of interest or loan during the year (no repayment of interest or loan during the year ended 30 June 2023). These extensions constitute a substantial modification per IFRS 9, and therefore the original liability is derecognised on modification date, and the new liability for the extended loans is recognised at fair value, discounted using an appropriate discount rate.
[2]	Include loans from shareholders holding more than 5% of issued capital not previously included as related party loan
[3]	Include loans from shareholders holding more than 5% of issued capital not previously included as related party loan
[4]	The Convertible Notes from directors relates to: – for 2023, convertible notes received from Jeffrey Olyniec, Non — Executive Director; and – for 2024, convertible notes received from an entity related to Nathan Givoni, Executive Director, and Jeffrey Olyniec, Non-Executive Director.
[5]	Include convertible notes from shareholders holding more than 5% of issued capital not previously included as related party loan
[6]	Include convertible notes from shareholders holding more than 5% of issued capital not previously included as related party loan